Label	Element	Value
The Tocqueville Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Tocqueville Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Tocqueville Select Fund’s (the “Select Fund”) primary investment objective is to achieve long-term capital appreciation by investing in a focused group of common stocks issued primarily by small and mid-sized U.S. companies.

Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Select Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (fees paid directly from your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Select Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Select Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Select Fund’s performance.  During its most recent fiscal year, the Select Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Select Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Select Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Select Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Select Fund invests in a focused group of approximately 20 to 25 common stocks issued primarily by small to mid-sized U.S. companies that the portfolio managers believe represent the best equity investment opportunities identified by the portfolio managers.  For the Select Fund, companies are determined to be small cap companies based upon the market capitalization of companies that are members of the Russell 2000® Total Return Index during the most recent 12-month period and mid cap companies based upon the market capitalization of companies that are members of the Russell Mid-Cap® Index during the most recent 12-month period.  The Select Fund’s market capitalization ranges will change over time as Russell adds and deletes companies from the indices mentioned above.  To a lesser extent, the Select Fund may invest in other securities, including obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.  In addition, the Select Fund may invest up to 25% of its net assets in non-U.S. securities, including in ADRs, in both developed and emerging markets.

The Select Fund applies a “value approach” to investing, seeking to invest in common stocks that the portfolio managers believe are currently undervalued by the market or that represent special situations.  When selecting securities for the Select Fund, the portfolio managers consider factors such as the valuation of individual securities relative to other investment alternatives, trends in corporate profits, corporate cash flow, balance sheet changes, management capability and practices and the economic and political outlook.  Although the strengths of a company’s balance sheet are important to the portfolio managers’ analysis, the Select Fund may invest in financially troubled companies if the portfolio managers have reason to believe that the company, based on its analysis, is worth more than the market price of the shares.  In addition, companies generating free cash flow (defined as earnings, depreciation and deferred income tax in excess of the need for capital expenditures and dividends) will generally be considered attractive.  Investment securities may also be assessed upon their earning power, stated asset values and off-balance sheet values.  The portfolio managers may dispose of a security if: (i) the price of the security increases above the portfolio managers’ target price for that security; (ii) if the portfolio managers believe that other investment opportunities offer the potential for greater capital appreciation or otherwise represent a better relative value; (iii) a company’s balance sheet weakens; (iv) company management is not executing its business plan; (v) the portfolio managers believe that actual or potential deterioration in the issuer’s earning power may adversely affect the price of its securities; or (vi) the economic or political outlook for a company changes.

The Select Fund will normally not seek to realize profits by anticipating short-term market movements and, under ordinary circumstances, intends to purchase securities for long-term capital appreciation.

As a temporary defensive measure, the Select Fund may hold any portion of its assets in cash (U.S. Dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high quality debt securities as the portfolio managers deem appropriate.  The Select Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You may lose money by investing in the Select Fund. The Select Fund is subject to the following risks:

•	the price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably;

•	a stock or stocks selected for the Select Fund’s portfolio may fail to perform as expected;

•
a value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur; and

•
although the Select Fund does not employ a sector focus, its exposure, from time to time, to specific sectors will increase based on the portfolio management team’s perception of available investment opportunities. If the Select Fund focuses on a particular sector, the Select Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting sector. Furthermore, investments in particular sectors may be more volatile than the broader market as a whole.

The Select Fund also may be subject to risks particular to its investments in small cap companies and mid cap companies, including:

•	small and mid cap companies rely on limited product lines, financial resources and business activities that may make them more susceptible than larger companies to setbacks or downturns; and

•	small and mid cap companies are less liquid and more thinly traded which make them more volatile than stocks of larger companies.

In addition, there are special risks associated with investing in non-U.S. securities, including:

•	the value of foreign currencies may decline relative to the U.S. dollar;

•	a foreign government may expropriate the Select Fund’s assets;

•	political, social or economic instability in a foreign country in which the Select Fund invests may cause the value of the Select Fund’s investments to decline; and

•	the above listed risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

Who may want to invest in the Select Fund?

•	investors who want a diversified portfolio;

•	long-term investors with a particular goal, such as saving for retirement;

•	investors who want potential growth over time;

•	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

•	investors seeking long-term capital appreciation by investing in a focused group of common stocks issued primarily by small cap companies and mid cap companies.

Keep in mind that mutual fund shares:

•	are not deposits of any bank;

•	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

•	are subject to investment risks, including the possibility that you could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Select Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Keep in mind that mutual fund shares: are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Select Fund is the successor to the Delafield Select Fund, a series of Natixis Funds Trust II (the “Predecessor Select Fund”) pursuant to a reorganization that took place on September 28, 2009.  The performance information provided for the periods from September 27, 2008 to September 27, 2009 is historical information for the Predecessor Select Fund’s Class Y shares.  The Predecessor Select Fund was managed by Reich & Tang Asset Management, LLC and had most of the same portfolio managers, as well as substantially identical investment objectives and investment strategies as the Select Fund.  The performance information provided for periods prior to September 27, 2008 is historical information for the Reich & Tang Concentrated Portfolio L.P. (“Limited Partnership”), which was reorganized into the Predecessor Select Fund on September 26, 2008.  In the reorganization of the Limited Partnership, limited partners of the Limited Partnership received Class Y shares of the Predecessor Select Fund and the Limited Partnership’s returns were adjusted to reflect the deduction of the estimated fees and expenses applicable to the Predecessor Select Fund’s Class Y shares based on the projected asset levels for the first year of operations of the Class Y shares of the Predecessor Select Fund (not taking into account any fee waivers or expense reimbursements).  See “Performance Information” in the Statement of Additional Information (“SAI”). The Limited Partnership was managed using substantially the same investment objectives, policies and restrictions as those used by the Predecessor Select Fund.  However, the Limited Partnership was not registered as an investment company with the SEC.  Therefore, it was not subject to the investment restrictions imposed by law on registered mutual funds.  If the Limited Partnership had been registered, its performance may have been adversely affected.

The following chart and table below provide some indication of the risks of investing in the Select Fund by showing changes in the Select Fund’s performance from year to year (on a calendar year basis) and by showing how the Select Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2016, compare with those of the Russell 2500® Total Return Index and the Russell 2000® Total Return Index.  Please note that the Select Fund’s performance (before and after taxes) is not an indication of how the Select Fund will perform in the future.  Updated performance information in available at www.tocquevillefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table below provide some indication of the risks of investing in the Select Fund by showing changes in the Select Fund’s performance from year to year (on a calendar year basis) and by showing how the Select Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2016, compare with those of the Russell 2500® Total Return Index and the Russell 2000® Total Return Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tocquevillefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Select Fund’s performance (before and after taxes) is not an indication of how the Select Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During this period, the best performance for a quarter was 34.76% (for the quarter ended 6/30/09). The worst performance was -31.04% (for the quarter ended 12/31/08).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.04%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2016
The Tocqueville Select Fund | Russell 2500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.69%
The Tocqueville Select Fund | Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.07%
The Tocqueville Select Fund | The Tocqueville Select Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	422
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,636
Annual Return 2007	rr_AnnualReturn2007	2.65%
Annual Return 2008	rr_AnnualReturn2008	(37.73%)
Annual Return 2009	rr_AnnualReturn2009	61.13%
Annual Return 2010	rr_AnnualReturn2010	38.73%
Annual Return 2011	rr_AnnualReturn2011	(11.83%)
Annual Return 2012	rr_AnnualReturn2012	13.07%
Annual Return 2013	rr_AnnualReturn2013	37.69%
Annual Return 2014	rr_AnnualReturn2014	4.52%
Annual Return 2015	rr_AnnualReturn2015	(15.76%)
Annual Return 2016	rr_AnnualReturn2016	20.75%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.63%
The Tocqueville Select Fund | The Tocqueville Select Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.70%
The Tocqueville Select Fund | The Tocqueville Select Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.19%

[1]	Effective November 1, 2016, the Advisor has contractually agreed to waive the Select Fund's management fees and/or reimburse expenses in order to ensure that the Select Fund's Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement do not exceed 1.25% of its average daily net assets (excluding taxes, interest expense, acquired fund fees and expenses, or extraordinary expenses such as litigation). The Expense Limitation Agreement will remain in effect until at least March 1, 2018 and may not be terminated by the Advisor before such time.